Consolidated Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 6,736	$ 34,980	$ 50,087	$ 39,364
Successors [Member]
Cash flows from operating activities:
Net income		34,980	50,087	39,364
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		42,416	120,778	88,111
Shares issued for loan fees and transaction costs		2,719
Share-based compensation expense		1,034	7,832	5,654
Loss (Gain) on disposal of assets		(986)	96	(1,659)
Non-cash interest (income) expense		2,055	(271)	1,884
Deferred tax expense (benefit)		(2,025)	(4,617)	(3,935)
Allowance for doubtful receivables		693	188	1,771
Provision for obsolete service inventories		1,155	1,071	622
Earn-outs on business combinations		(5,723)	(9,619)
Other operating activities, net		796	579	90
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		10,329	(3,390)	(39,176)
(Increase) decrease in Unbilled revenue		(8,424)	(75,971)	19,171
(Increase) decrease in Retention withholdings		(25,135)	6,367	(18,960)
(Increase) decrease in inventories		5,440	(12,535)	(21,312)
(Increase) decrease in prepaid expenses		596	(1,211)	(2,573)
(Increase) decrease in other current assets		(2,814)	1,800	374
(Increase) decrease in other long-term assets and liabilities			(5,030)	8,623
Increase (decrease) in accounts payable and accrued expenses		(34,943)	55,323	19,438
Increase (decrease) in other current liabilities		18,677	1,994	(8,396)
Net cash provided by operating activities		40,840	133,471	89,091
Cash flows from investing activities:
Capital expenditures		(23,211)	(90,323)	(107,938)
Proceeds from disposal of assets		5,309	487	1,625
Proceeds from the Company’s Trust account		231,782
Acquisition of business, net of cash acquired		(282,190)	(13,218)
Other investing activities		1,722	(574)	(1,025)
Net cash used in investing activities		(66,588)	(103,628)	(107,338)
Cash flows from financing activities:
Proceeds from long-term debt		92,490	15,000	365,000
Repayments of long-term debt		(61,606)	(25,972)	(285,048)
Proceeds from short-term borrowings			33,753	49,305
Repayments of short-term borrowings			(27,433)	(56,965)
Payments on capital leases			(19,581)
Payments on seller-provided financing for capital expenditures			(3,834)
Proceeds from issuance of shares		48,294
Redemption of ordinary shares		(19,380)
Payment of deferred underwriting fees		(9,070)
Dividend paid
Other financing activities, net		(134)		(5,717)
Net cash provided by (used in) financing activities		50,594	(28,067)	66,575
Effect of exchange rate changes on cash			35	(19)
Net increase in cash		24,846	1,811	48,309
Cash and cash equivalents, beginning of period		46	73,201	24,892
Cash and cash equivalents, end of period	46	24,892	75,012	73,201
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid		8,812	12,667	17,290
Income taxes paid		6,008	$ 15,641	$ 19,192
Predecessors [Member] | NPS Holdings Limited [Member]
Cash flows from operating activities:
Net income	6,736
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,284
Shares issued for loan fees and transaction costs
Share-based compensation expense
Loss (Gain) on disposal of assets
Non-cash interest (income) expense	3,350
Deferred tax expense (benefit)
Allowance for doubtful receivables	2,402
Provision for obsolete service inventories
Earn-outs on business combinations
Other operating activities, net	1,442
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(15)
(Increase) decrease in Unbilled revenue
(Increase) decrease in Retention withholdings
(Increase) decrease in inventories	(2,080)
(Increase) decrease in prepaid expenses	(759)
(Increase) decrease in other current assets	(16,257)
(Increase) decrease in other long-term assets and liabilities	(544)
Increase (decrease) in accounts payable and accrued expenses	7,335
Increase (decrease) in other current liabilities	1,932
Net cash provided by operating activities	20,826
Cash flows from investing activities:
Capital expenditures	(9,861)
Proceeds from disposal of assets
Proceeds from the Company’s Trust account
Acquisition of business, net of cash acquired	(1,098)
Other investing activities	3,043
Net cash used in investing activities	(7,916)
Cash flows from financing activities:
Proceeds from long-term debt	47,063
Repayments of long-term debt
Proceeds from short-term borrowings
Repayments of short-term borrowings
Payments on capital leases
Payments on seller-provided financing for capital expenditures
Proceeds from issuance of shares
Redemption of ordinary shares
Payment of deferred underwriting fees	(164)
Dividend paid	(48,210)
Other financing activities, net	(4,429)
Net cash provided by (used in) financing activities	(5,740)
Effect of exchange rate changes on cash	(16)
Net increase in cash	7,154
Cash and cash equivalents, beginning of period	24,502	$ 31,656
Cash and cash equivalents, end of period	31,656
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	3,636
Income taxes paid	$ 345